Regulatory Matters/Supervisory Agreements, IMCR and Federal Home Loan Bank Investment (Tables)	12 Months Ended
Dec. 31, 2012
Deposits and Regulatory Matters/Supervisory Agreements, IMCR and Federal Home Loan Bank Investment [Abstract]
Summary of Tier I core capital, and risk-based capital to risk-weighted assets

	Actual		Required to be Adequately Capitalized		Excess Capital		To Be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Percent of Assets(1)	Amount	Percent of Assets (1)	Amount	Percent of Assets(1)	Amount	Percent of Assets(1)
December 31, 2012
Tier I or core capital	$63,212	9.68%	$26,123	4.00%	$37,089	5.68%	$32,653	5.00%
Tier I risk-based capital	63,212	14.23	17,770	4.00	45,442	10.23	26,655	6.00
Risk-based capital to risk-weighted assets	68,963	15.52	35,540	8.00	33,423	7.52	44,425	10.00

December 31, 2011
Tier I or core capital	$56,314	7.14%	$31,560	4.00%	$24,754	3.14%	$39,450	5.00%
Tier I risk-based capital	56,314	9.61	23,441	4.00	32,873	5.61	35,162	6.00
Risk-based capital to risk-weighted assets	63,639	10.86	46,883	8.00	16,756	2.86	58,603	10.00

(1)	Based upon the Bank’s adjusted total assets for the purpose of the Tier I or core capital ratios and risk-weighted assets for the purpose of the risk-based capital ratio.